TRADE ACCOUNTS RECEIVABLE, NET - Summary of Movement of allowance for doubtful accounts (Details)	12 Months Ended
	Jun. 30, 2019 USD ($)	Jun. 30, 2019 CNY (¥)	Jun. 30, 2018 CNY (¥)	Jun. 30, 2017 CNY (¥)
Accounts, Notes, Loans and Financing Receivable [Line Items]
Charge to expense	$ 88,945	¥ 610,776	¥ (841,242)	¥ 1,766,286
Third Party [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Beginning balance	473,642	3,252,405	4,265,505
Charge to expense	57,221	392,929		1,137,238
Charge to reversal			(1,013,100)
Ending balance	$ 530,863	¥ 3,645,334	¥ 3,252,405	¥ 4,265,505